Shareholder Report, Average Annual Return (Details)	3 Months Ended	9 Months Ended	12 Months Ended	50 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000259180
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Lazard Emerging Markets Opportunities ETF
C000259181
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Lazard Equity Megatrends ETF
C000259182
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Lazard International Dynamic Equity ETF
C000259183
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Lazard Japanese Equity ETF
C000262800
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Lazard Listed Infrastructure ETF
C000259184
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Lazard Next Gen Technologies ETF
C000262801
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Lazard US Systematic Small Cap Equity ETF
Without Sales Load [Member] | C000259180
Average Annual Return [Line Items]
Average Annual Return, Percent			29.50%		1.65%	5.80%
Without Sales Load [Member] | C000259181
Average Annual Return [Line Items]
Average Annual Return, Percent		30.64%
Without Sales Load [Member] | C000259182
Average Annual Return [Line Items]
Average Annual Return, Percent			40.07%		13.07%	8.99%
Without Sales Load [Member] | C000259183
Average Annual Return [Line Items]
Average Annual Return, Percent		30.82%
Without Sales Load [Member] | C000262800
Average Annual Return [Line Items]
Average Annual Return, Percent	0.70%
Without Sales Load [Member] | C000259184
Average Annual Return [Line Items]
Average Annual Return, Percent		49.92%
Without Sales Load [Member] | C000262801
Average Annual Return [Line Items]
Average Annual Return, Percent			5.78%	5.12%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Average Annual Return, Percent			33.57%		4.20%	8.42%
Lazard Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Average Annual Return, Percent		34.14%
Lazard Index: MSCI ACWI ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Average Annual Return, Percent			32.39%		7.91%	8.41%
Lazard Index: TOPIX Net Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			TOPIX Net Total Return Index
Average Annual Return, Percent		29.29%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Average Annual Return, Percent	2.03%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Average Annual Return, Percent		34.48%
Lazard Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			17.15%	10.41%
Lazard Index: MSCI EAFE/ACWI ex-US Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE/ACWI ex US Linked Index
Average Annual Return, Percent			32.39%		9.54%	8.49%
Lazard Index: MSCI World Core Infrastructure (USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Core Infrastructure (USD) Index
Average Annual Return, Percent	0.25%
Lazard Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000 Index
Average Annual Return, Percent			12.81%	3.34%